Investments in Affiliates	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in Affiliates
Investments in Affiliates
The Company is a party to various transactions with affiliated companies. Entities in which the Company has an investment accounted for under the cost or equity method of accounting are considered affiliates; any transactions or balances with such companies are considered affiliate transactions.
Equity Method
Equity method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Share of Earnings (Loss) Year Ended			Dividends and Other Distributions Year Ended
	December 31,		December 31,		December 31,			December 31,
	2012	2011	2012	2011	2012	2011	2010	2012	2011	2010
	(In percentages)		(In $ millions)
Advanced Engineered Materials
Ibn Sina	25	25	55	54	130	112	81	(126)	(111)	(84)
Fortron Industries LLC	50	50	92	87	9	7	5	(3)	—	—
Korea Engineering Plastics Co., Ltd.	50	50	153	150	19	23	20	(23)	(22)	(20)
Polyplastics Co., Ltd.(3)	45	45	138	202	32	19	37	(81)	(45)	(10)
Una SA(1)	—	—	—	—	—	—	1	—	(3)	—
Other Activities
InfraServ GmbH & Co. Gendorf KG	39	39	36	33	9	10	4	(7)	(3)	(2)
InfraServ GmbH & Co. Hoechst KG(4)	32	32	143	125	38	16	16	(18)	(16)	(18)
InfraServ GmbH & Co. Knapsack KG	27	27	22	21	5	5	4	(4)	(5)	(4)
Consumer Specialties
Sherbrooke Capital Health and Wellness, L.P.(2)	10	10	5	5	—	—	—	—	—	—
Total			644	677	242	192	168	(262)	(205)	(138)
______________________________

(1)	The Company divested this investment in March 2011.

(2)	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.

(3)
During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.

(4)
InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.

Financial information for Ibn Sina is not provided to the Company on a timely basis and as a result, the Company's proportional share is reported on a one quarter lag. Accordingly, summarized financial information of Ibn Sina is as follows:

	As of September 30,
	2012	2011
	(In $ millions)
Current assets	379	350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	56	41

	Twelve Months Ended September 30,
	2012	2011	2010
	(In $ millions)
Revenues	1,328	1,204	923
Gross profit	659	546	403
Net income	582	481	357

Cost Method
Cost method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Dividend Income for the Year Ended
	December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2010
	(In percentages)		(In $ millions)
Consumer Specialties
Kunming Cellulose Fibers Co. Ltd.	30	30	14	14	13	12	11
Nantong Cellulose Fibers Co. Ltd.	31	31	106	97	59	56	51
Zhuhai Cellulose Fibers Co. Ltd.	30	30	14	14	11	10	9
Other Activities
InfraServ GmbH & Co. Wiesbaden KG	8	8	6	6	2	2	2
Other			16	16	—	—	—
Total			156	147	85	80	73

Transactions with Affiliates
Transactions with affiliates are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Purchases	163	190	169
Sales	1	10	8
Interest income	—	1	1

Balances with affiliates are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Non-trade receivables	11	15
Total due from affiliates	11	15

Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	51	46

The Company has agreements with certain affiliates, primarily real estate service companies ("InfraServ Entities") (Note 15), whereby excess affiliate cash is lent to and managed by the Company, at variable interest rates governed by those agreements.